SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Balance, beginning		$ 503,423	$ 503,423
Proceeds - net		1,490,000	2,760,000	$ 3,670,000
Balance, beginning		31,657	31,657	5,479
Interest expense			153,955	238,110
Interest conversion into common shares			(185,612)	(211,932)
Balance, ending	13,894	13,610		31,657
Balance beginning, accrued interest in-default
Balance ending accrued interest in-default
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, beginning		503,423	503,423
Proceeds - net			3,000,000	4,000,000
Debt discount and issue costs recorded			$ (865,000)	$ (4,000,000)
Conversion of debt into common shares			(3,750,003)	(4,250,000)
Amortization of debt discount			$ 1,111,580	$ 4,702,918
Balance, beginning		503,423	503,423	50,505
Balance, In-Default
Balance, beginning				503,423
Balance, In-Default